Fair value measurements - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Mar. 31, 2014
Valuation techniques by major class of financial instrument
Amount of discount or liquidity adjustment in inactive markets
Valuation adjustment to reflect own creditworthiness	3				3				1
Investment in the common stock at fair value through election of the fair value option
Gains (losses) from changes in fair value of the financial liabilities for which the fair value option was elected, attributable to the change in creditworthiness	7		0		(2)		3
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	1				1				1
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	6				6				17
Concentrations of credit risk, percentage					22.00%				20.00%
Goodwill, written down to fair value									3
Ashikaga Holdings Co., Ltd. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of ownership of common stock					37.10%
Equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets	38		413		191		422
Transfer from Level 2 to Level 1, Assets	14		87		35		94
Foreign government, agency and municipal securities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets					6
Investment trust funds and other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets					6
Transfer from Level 2 to Level 1, Assets							6
Financial assets (excluding derivative assets) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets	42		418		207		427
Transfer from Level 2 to Level 1, Assets	16		87		39		100
Liabilities [Domain] | Short sales of equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2 , Liabilities	21		23		34		24
Transfer from Level 2 to Level 1, Liabilities	6		20		18		22
Financial liabilities (excluding derivative liabilities) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2 , Liabilities	21		24		36		25
Transfer from Level 2 to Level 1, Liabilities	6		20		18		22
Recurring | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	54	[1]	31	[1]	81	[1]	92	[1]
Transfers out of Level 3, Liabilities	6	[1]	15	[1]	15	[1]	45	[1]
Transfers into Level 3, Assets	11	[1]	27	[1]	28	[1]	29	[1]
Transfers into Level 3, Liabilities	10	[1]	2	[1]	32	[1]	4	[1]
Recurring | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	54		31		81		88
Transfers into Level 3, Assets	12		24		31		29
Recurring | Level 3 [Member] | Trading Assets And Private Equity Investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	54	[1]	31	[1]	81	[1]	88	[1]
Transfers into Level 3, Assets	12	[1]	24	[1]	31	[1]	29	[1]
Recurring | Level 3 [Member] | Trading Assets And Private Equity Investments [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	3	[1]	0	[1]	8	[1]	0	[1]
Transfers into Level 3, Assets	1	[1]	2	[1]	2	[1]	3	[1]
Recurring | Level 3 [Member] | Trading Assets And Private Equity Investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	22	[1]	16	[1]	27	[1]	65	[1]
Transfers into Level 3, Assets	0	[1]	8	[1]	5	[1]	8	[1]
Recurring | Level 3 [Member] | Trading Assets And Private Equity Investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	24	[1]	15	[1]	36	[1]	20	[1]
Transfers into Level 3, Assets	3	[1]	12	[1]	11	[1]	13	[1]
Recurring | Level 3 [Member] | Trading Assets And Private Equity Investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	3	[1]	0	[1]	4	[1]	0	[1]
Transfers into Level 3, Assets	8	[1]	1	[1]	9	[1]	2	[1]
Recurring | Level 3 [Member] | Trading Assets And Private Equity Investments [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	0	[1]			3	[1]	1	[1]
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Derivatives, net [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	0	[1]	0	[1]	0	[1]	3	[1]
Transfers into Level 3, Assets	(1)	[1]	3	[1]	(3)	[1]	0	[1]
Recurring | Level 3 [Member] | Equity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	0	[1],[2]	1	[1],[2]	(1)	[1],[2]	6	[1],[2]
Transfers into Level 3, Assets	(1)	[1],[2]	7	[1],[2]	(2)	[1],[2]	4	[1],[2]
Recognized losses when the transfer into Level 3 occurred			5				6
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	(1)	[1],[2]	(1)	[1],[2]	0	[1],[2]	(3)	[1],[2]
Transfers into Level 3, Assets	(1)	[1],[2]	(1)	[1],[2]	(1)	[1],[2]	(3)	[1],[2]
Recognized losses when the transfer into Level 3 occurred							7
Recurring | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities	6	[1]	14	[1]	12	[1]	43	[1]
Transfers into Level 3, Liabilities	10	[1]	2	[1]	32	[1]	4	[1]
Recurring | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities	6		15		15		45
Transfers into Level 3, Liabilities	¥ 10				¥ 32

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.